Equity (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 20, 2021 $ / shares
Equity (Details) [Line Items]
Temporary equity, authorized shares			1,000,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized			10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share			1
Legacy Xos preferred stock authorized			27,041,000	27,041,000
Issuance of preferred shares	76,471
Legacy Xos [Member]
Equity (Details) [Line Items]
Temporary equity, authorized shares			1,010,000,000
Legacy Xos preferred stock authorized				25,794,475
Issuance of preferred shares		3,739,846		1,411,764
Number of warrants issue				1
Conversion of interest payable on convertible notes				319,411
Issuance of Legacy Xos Preferred Stock, incl. note conversion (in Dollars) | $		$ 31.8		$ 9.6
Temporary equity, subscribed but unissued, subscriptions receivable (in Dollars) | $				2.4
Conversion of convertible securities value (in Dollars) | $				21.5
Conversion of convertible securities, accrued interest (in Dollars) | $				$ 2.5
Temporary equity, conversion of convertible securities				21,570,308
Reduction of fair value of non-voting shares, percentage				3.00%